Note 14 - Investments in non-consolidated companies	12 Months Ended
Dec. 31, 2025
Note 14 - Investments in non-consolidated companies
Note 14 - Investments in non-consolidated companies
14        Investments in non-consolidated companies

	Year ended December 31,
	2025	2024
At the beginning of the year	1,543,657	1,608,804
Translation differences	21,692	(47,840)
Equity in earnings of non-consolidated companies	58,038	8,548
Dividends and distributions declared	(62,022)	(71,212)
(Decrease) / increase in equity reserves and others	(153)	45,357
At the end of the year	1,561,212	1,543,657

Dividends and distributions declared: Related to Ternium and Usiminas. During 2025 and 2024 $62.0 million and $73.8 million respectively were collected.

The principal non-consolidated companies are:

		% ownership at December 31,		Book value at December 31,
Company	Country of incorporation	2025	2024	2025	2024
a) Ternium (*)	Luxembourg	11.46%	11.46%	1,375,115	1,377,911
b) Usiminas (**)	Brazil	3.96%	3.96%	108,574	102,812
c) Techgen	Mexico	22.00%	22.00%	73,936	59,782
Others				3,587	3,152
				1,561,212	1,543,657

(*)	At December 31, 2025 and 2024, the voting rights were 11.70%.
(**)	At December 31, 2025 and 2024, the voting rights were 6.76%.

a) Ternium

Ternium is a steel producer with production facilities in Mexico, Brazil, Argentina, Colombia, the Southern United States and Central America and is one of Tenaris’s main suppliers of round steel bars and flat steel products for its pipes business.

At December 31, 2025, the closing price of Ternium’s ADSs as quoted on the New York Stock Exchange was $38.19 per ADS, giving Tenaris’s ownership stake a market value of approximately $877.3 million. At December 31, 2025, the carrying value of Tenaris’s ownership stake in Ternium, based on Ternium’s IFRS Financial Statements, was approximately $1,375.1 million. The Company reviews its participation in Ternium whenever events or circumstances indicate that the asset’s carrying amount may not be recoverable. As of December 31, 2025, the Company concluded that the carrying amount does not exceed the recoverable value of the investment.

Summarized selected financial information of Ternium, including the aggregated amounts of assets, liabilities, revenues and profit or loss is as follows:

	Ternium
	2025	2024
Non-current assets	13,818,723	12,050,457
Current assets	9,796,368	11,078,090
Total assets	23,615,091	23,128,547
Non-current liabilities	3,533,136	3,157,819
Current liabilities	3,934,209	3,839,159
Total liabilities	7,467,345	6,996,978
Total equity	16,147,746	16,131,569
Non-controlling interests	4,203,446	4,163,383

Revenues	15,609,094	17,649,060
Gross profit	2,353,104	2,888,836
Net income / (loss) for the year attributable to shareholders' equity	425,232	(53,672)
Other comprehensive income attributable to shareholders' equity	80,913	211,817
Total comprehensive income attributable to shareholders' equity	506,145	158,145

b) Usiminas

Usiminas is a Brazilian producer of high-quality flat steel products used in the energy, automotive and other industries.

At December 31, 2025, the closing price of the Usiminas’ ordinary and preferred shares, as quoted on the B3 - Brasil Bolsa Balcão S.A, was BRL5.96 ($1.08) and BRL5.95 ($1.08), respectively, giving Tenaris’s ownership stake a market value of approximately $52.9 million. As of that date, the carrying value of Tenaris’s ownership stake in Usiminas was approximately $108.6 million. The difference between the carrying value of Tenaris’s ownership stake in Usiminas and its interest over Usiminas’ shareholders’ equity corresponds to the purchase price allocation performed in 2023.

In 2023, following the acquisition of shares referred to in note II.B.2).b) and considering the carrying value of the previously held interest, the price paid for the acquisition of the additional Usiminas shares and the fair value measurement of the Usiminas shares (conducted at the T/T Group level) the Company recorded a net loss of $25.5 million included in Equity in earnings of non-consolidated companies in the Consolidated Income Statement.

The Company reviews its participation in Usiminas whenever events or circumstances indicate that the asset’s carrying amount may not be recoverable. As of December 31, 2025, the Company concluded that the carrying amount did not exceed the recoverable value of the investment.

Summarized selected financial information of Usiminas, including the aggregated amounts of assets, liabilities, revenues and profit or loss is as follows:

	Usiminas
	2025	2024
Non-current assets	3,431,865	3,623,996
Current assets	3,053,444	3,234,742
Total assets	6,485,309	6,858,738
Non-current liabilities	1,436,623	1,357,347
Current liabilities	741,224	772,412
Total liabilities	2,177,847	2,129,758
Total equity	4,307,462	4,728,980
Non-controlling interests	524,771	452,481

Revenues	4,696,469	4,800,787
Gross profit	390,533	308,043
Net loss for the year attributable to shareholders' equity	(550,447)	(27,084)
Other comprehensive income attributable to shareholders' equity	1,605	31,564
Total comprehensive (loss) / income attributable to shareholders' equity	(548,842)	4,480

c) Techgen

Techgen is a Mexican company that operates a natural gas-fired combined cycle electric power plant in the Pesquería area of the State of Nuevo León, Mexico, with a power capacity of 900 megawatts. As of December 31, 2025, Tenaris held 22% of Techgen’s share capital, and its affiliates, Ternium and Tecpetrol (both controlled by San Faustin), beneficially owned 48% and 30% respectively. As of December 31, 2025, the carrying value of Tenaris’s ownership stake in Techgen was approximately $73.9 million.

Techgen entered into certain transportation capacity agreements and an agreement for the purchase of clean energy certificates. As of December 31, 2025, Tenaris’s exposure under these agreements amounted to $33.1 million and $16.1 million respectively.

Techgen’s sponsors granted certain subordinated loans to Techgen. As of December 31, 2025, the aggregate outstanding principal amount under these subordinated loans was $312.7 million, of which $68.8 million correspond to Tenaris’s contribution.

On February 13, 2019, Techgen entered into a $640 million syndicated loan agreement with several banks to refinance an existing loan, resulting in the release of certain corporate guarantees previously issued by Techgen’s shareholders to secure the replaced facility.

The existing syndicated loan agreement is “non-recourse” on the sponsors. Techgen’s obligations thereunder are guaranteed by a Mexican security trust (covering shares, assets, accounts and contract rights), account pledges and certain direct agreements –customary for this type of transactions–. The commercial terms and conditions governing the purchase by the Company’s Mexican subsidiary, Tamsa, of 22% of the energy generated by Techgen remain substantially unchanged.

Under the loan agreement, Techgen is committed to maintain a debt service reserve account covering debt service becoming due during two consecutive quarters; such account is funded by stand-by letters of credit issued for the account of Techgen’s sponsors in proportion to their respective participations in Techgen. Accordingly, the Company applied for stand-by letters of credit covering 22% of the debt service coverage ratio, which, as of December 31, 2025, amounted to $9.7 million.